    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 7, 1998
                         FILE NOS. 33-62470 AND 811-7704


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Post-Effective Amendment No. 25 [X]
                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              Amendment No. 27 [X]


                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                             Tom D. Seip, President
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)

                          Copies of communications to:

Martin E. Lybecker, Esq.               Frances Cole, Esq.
Ropes & Gray                           Charles Schwab Investment Management,Inc.
1301 K Street, N.W., Suite 800 East    101 Montgomery Street
Washington, D.C.  20005                San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box) / / Immediately upon filing pursuant to paragraph (b)

     /X/ On April 7, 1998 pursuant to paragraph (b)

     / / 60 days after filing pursuant to paragraph (a)(1)
     / / On (date) pursuant to paragraph (a)(1)
     / / 75 days after filing pursuant to paragraph (a)(2)
     / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check the following box:
     / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                      PART A
                              CROSS REFERENCE SHEET
                              SCHWAB CAPITAL TRUST:

                 SCHWAB ASSET DIRECTOR - AGGRESSIVE GROWTH FUND

Part A                                                         Prospectus Caption
------                                                         ------------------
Item 1.  Cover Page                                            Cover Page

Item 2.  Synopsis                                              Expenses; Key Features

Item 3.  Condensed Financial Information                       Financial Highlights

Item 4.  General Description of Registrant                     Organization & Management; Investment
                                                               Objectives, Policies & Risks

Item 5.  Management of the Fund                                Organization & Management

Item 5a.  Management's Discussion of Fund Performance          Discussion to be Included in Funds' Annual
                                                               Reports

Item 6.  Capital Stock and Other Securities                    Investing in Shares; Organization &
                                                               Management

Item 7.  Purchase of Securities Being Offered                  Investing In Shares

Item 8.  Redemption or Repurchase                              Investing in Shares

Item 9.  Pending Legal Proceedings                             Not Applicable

                      TABLE OF CONTENTS

                                              Page
                                              ----
        KEY FEATURES............................2
        EXPENSES................................3
        PERFORMANCE.............................4
        ORGANIZATION & MANAGEMENT...............5
        INVESTMENT OBJECTIVES,
           POLICIES & RISKS.....................6
        INVESTING IN SHARES.....................9


This Prospectus provides concise information that you should know before investing. Please retain it for future reference.


The Statement of Additional Information (SAI), dated April 7, 1998, contains additional information and is incorporated by reference into the Prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC). The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information. The SAI is available without charge by calling 1-800-435-4000 (800-345-2550 for TDD users) or writing to 101 Montgomery Street, San Francisco, California 94104.


LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          SCHWAB ASSET DIRECTOR(R) FUND

                             AGGRESSIVE GROWTH FUND



                                   PROSPECTUS
                                  APRIL 7, 1998




SCHWAB ASSET DIRECTOR - AGGRESSIVE GROWTH FUND seeks high capital growth over the long term.

KEY FEATURES

MATCHING THE FUND TO YOUR INVESTMENT NEEDS. The Fund is designed to provide a high degree of exposure to the growth potential of stocks, while managing volatility by diversifying its stock investments across domestic large-company, small-company and international stocks. As a result, the Fund could be an excellent choice as the core component of the equity portion of your asset allocation plan, or other long-term investing plans, such as for retirement or college savings.

GOAL. The Fund's goal is to achieve high capital growth and to manage the volatility usually associated with growth by diversifying its assets across several equity asset classes.


STRATEGY. The Fund intends to achieve its goal by investing in a diversified mix of domestic large-company, small-company and international stocks, mainly through SchwabFunds(R), although the Fund also may invest directly in equity securities. The Fund intends to follow an indexing investment strategy for managing its investments across these equity asset classes, and will rebalance its holdings as necessary to stay within defined asset ranges, making it easy for investors to adhere to their chosen asset allocation plan.



MANAGEMENT. Charles Schwab Investment Management, Inc. (the Investment Manager) currently provides investment management services to the SchwabFunds(R), a family of 34 mutual funds with over $60 billion in assets as of February 28, 1998.


SHAREHOLDER SERVICE. Charles Schwab & Co., Inc. (Schwab) provides professional representatives 24 hours a day at 1-800-435-4000 to service your accounts. Read the "Investing in Shares" section of the prospectus for information on how to buy, sell and exchange shares of the Fund.

RISKS. The Fund's indexing strategy may reduce the risks associated with active investment management. Nonetheless, the risk of investing in stocks and the stock market still exists and could affect the value of your investment. The Fund may invest in securities of foreign issuers or small companies, and therefore involves additional considerations and risks. Read the "Investment Objectives, Policies & Risks" section of the prospectus for more details.

EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are charges you may pay when you buy, sell or exchange shares of the Fund.


Maximum sales charge on purchases
and reinvested dividends                                 None
Maximum deferred sales charge                            None
Redemption fee                                           None
Exchange Fee                                             None




The information on shareholder transaction expenses is for transactions through an account at Schwab. If you are purchasing, selling, exchanging or maintaining shares through an entity other than Schwab, transaction expenses may be charged by that entity.


ANNUAL OPERATING EXPENSES are paid by the Fund. These expenses include management fees paid to the Investment Manager and other fees for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. These expenses are factored into the price of the Fund's shares and into the dividends paid to shareholders. As a shareholder, you are not charged any of these fees directly.


The direct annual operating expenses incurred by the Fund are stated below. These fees are stated as a percentage of average daily net assets of the Fund. Other expenses are estimated.



Management fee (after reduction)                          0.04%
12b-1 fee                                                 None
Other expenses                                            0.50%
TOTAL OPERATING EXPENSES (AFTER
REDUCTION)                                                0.54%


EXAMPLE: If the Fund were to provide an annual return of 5%, you would pay the following expenses on a $1,000 investment, whether you redeemed your shares at the end of each period or left your shares invested.


                     1 YEAR              3 YEARS
                     ------              -------
                       $6                  $17


THE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.


The Investment Manager and Schwab have voluntarily agreed to reduce direct total operating expenses (excluding interest, taxes and extraordinary expenses) for the Fund. If this agreement were not in effect, the management fee, other expenses and direct total operating expenses for the Fund, as a percentage of average daily net assets would be 0.74%, 0.50% (estimated) and 1.24%, respectively.



THE UNDERLYING SCHWABFUNDS(R) CHARGE FEES AND EXPENSES. The Investment Manager and Schwab have voluntarily guaranteed that total expenses of the Fund including the expenses indirectly incurred through investment in underlying SchwabFunds, will not exceed 0.84% of the Fund's average daily net assets through at least February 28, 1999. Total expenses do not include interest, taxes and extraordinary expenses.


Read the "Organization & Management" section of the prospectus for more information on expenses.

PERFORMANCE

Typically, mutual funds report performance in terms of total return.

TOTAL RETURN is the actual annual return of an investment assuming both the reinvestment of any income earned and any change in share price. A cumulative total return is the actual total return of an investment over a stated period of time, while an average annual total return is a hypothetical rate of return, which, if achieved annually would have produced the same cumulative total return. An average annual total return will smooth out the actual year-to-year fluctuations of an investment's return.

Each of the Fund's equity categories intends to track the performance of its respective Index. The performance of each Index, typically reported as total return, assumes reinvestment of dividends paid by the stocks in the Index, but does not take into account any fees or expenses associated with investing directly in the stocks in the Index, such as brokerage commissions.

Fund strategies, performance and holdings are detailed in financial reports, which are sent to shareholders twice a year.

ORGANIZATION & MANAGEMENT

THE FUND IS A DIVERSIFIED MUTUAL FUND and is a series of Schwab Capital Trust (the Trust).

THE FUND IS OVERSEEN BY A BOARD OF TRUSTEES.
The Board of Trustees meets regularly to review the Fund's activities, contractual arrangements and performance. The Board of Trustees is responsible for protecting the interests of the Fund's shareholders.

THE FUND MAY HOLD SPECIAL MEETINGS. These meetings may be called for purposes such as electing Trustees, changing fundamental policies and amending management contracts. Shareholders are entitled to one vote for each share owned and may vote by proxy or in person. Proxy materials will be mailed to shareholders prior to any meetings, and will include a voting card and information explaining the matters to be voted upon.

THE FUND IS MANAGED BY THE INVESTMENT MANAGER. The Investment Manager is responsible for managing the Fund's day-to-day business affairs, including executing the indexing strategy of the Fund; although the Investment Manager is subject to the overall authority of the Board of Trustees.

Geri Hom is a Vice President of the Investment Manager and Senior Portfolio Manager. She joined Schwab in March 1995 as Portfolio Manager-Equities and currently manages the Fund and the four Schwab Equity Index Funds, and co-manages the other three Asset Director Funds, with approximately $6.1 billion in assets. For the seven years prior to joining Schwab, Ms. Hom was Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

Stephen B. Ward is Senior Vice President and Chief Investment Officer of the Investment Manager. He has overall responsibility for the management of the Funds' portfolios. Mr. Ward joined Schwab as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining Schwab, Mr. Ward was Vice President and Portfolio Manager at Federated Investors. He graduated with a Masters in Business Administration from the Wharton School and a Bachelor of Arts in Economics from Virginia Tech and is a Chartered Financial Analyst.


For the services performed under its contract with the Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the Fund's average daily net assets not in excess of $1 billion, 0.69% of such assets over $1 billion but not in excess of $2 billion, and 0.64% of such assets over $2 billion.



SCHWAB IS THE FUND'S SHAREHOLDER SERVICES AND TRANSFER AGENT. Schwab provides Fund information to shareholders, including share price, reporting shareholder ownership and account activities, and distributing the Fund's prospectus, financial reports and other informational literature about the Fund. Schwab also maintains the office space, equipment and personnel necessary to provide these services. Schwab also distributes and markets SchwabFunds(R) and provides other services.



For the services performed as transfer agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund. The fee is payable monthly in the amount of 0.05% of the Fund's average daily net assets. For the services performed as shareholder services agent under its contract with the Fund, Schwab is entitled to receive an annual fee from the Fund. The fee is payable monthly in the amount of 0.20% of the average daily net assets of the Fund.


THE FUND PAYS OTHER EXPENSES. These expenses are typically connected with the Trust's operations and include legal, audit and custodian fees, as well as the costs of accounting and registration of the Fund. Expenses not directly attributable to a particular fund generally will be allocated among the funds in the Trust on the basis of each fund's relative net assets at the time the expense is incurred.

THE UNDERLYING SCHWABFUNDS(R) CHARGE FEES AND EXPENSES. These costs are not included in the Fund's management fees, shareholder services and transfer agent fees, or other expenses. These expenses, like those of the Fund, are factored into the price of the underlying mutual fund's shares and into its dividends. Although you are not charged any of these fees directly, you still bear the expenses of an investment in the underlying mutual funds, in addition to the expenses of your investment in the Fund.

The Investment Manager may use affiliated broker-dealers, including Schwab, to execute the Fund's securities transactions.

The Charles Schwab Corporation is the parent company of the Investment Manager and Schwab. Charles R. Schwab is the founder, Chairman, Co-Chief Executive Officer and Director of The Charles Schwab Corporation. As a result of his ownership of and interests in The Charles Schwab Corporation, Mr. Schwab may be deemed to be a controlling person of the Investment Manager and Schwab.

INVESTMENT OBJECTIVES, POLICIES & RISKS

INVESTMENT OBJECTIVE
THE FUND seeks high capital growth over the long term.

The Fund's investment objective may be changed only by vote of a majority of the Fund's shareholders. Unless otherwise noted, policies and limitations may be changed without shareholder approval.

INVESTMENT STRATEGY
The Fund intends to achieve its goal by investing in a diversified mix of domestic large-company, small-company and international stocks, mainly through SchwabFunds(R), although the Fund also may invest directly in equity securities. The Fund intends to diversify its investments among these equity asset classes, and to follow an indexing investment strategy for selecting those investments.

THE SCHWABFUNDS(R) are a family of professionally managed, no-load mutual funds. The Fund intends to invest mainly in other SchwabFunds, including the Schwab S&P 500 Fund, the Schwab Small-Cap Index Fund(R) , and the Schwab International Index Fund(R). These Schwab Index Funds use an indexing strategy to track the performance of their respective indexes.


THE INDEXES currently include the S&P 500 Index(R), the Schwab Small-Cap Index(R) and the Schwab International Index(R). The S&P 500 Index is a widely-recognized index comprised of 500 large cap common stocks selected by Standard & Poor's. The Schwab Small-Cap Index includes publicly-traded common stocks of the second 1,000 U.S. companies (as measured by market capitalization). The Schwab International Index includes equity securities of the top 350 foreign companies (as measured by market capitalization) that are publicly-traded in developed securities markets.


INDEXING STRATEGY is a method of investment management that relies on an index to determine the investments of a fund, rather than the individual judgement of a portfolio manager. Of course, a portfolio manager of an index fund still uses his/her judgment, but not in the traditional sense of active investment management.

By following an indexing strategy, the Fund seeks to track the investment performance of the indexes corresponding to its equity asset classes. The Fund will invest in SchwabFunds and in other securities selected from each of those indexes, which, when taken together, are expected to perform similarly to the relevant index. The Investment Manager will monitor the performance of the Fund against its indexes and will rebalance the Fund periodically to reduce tracking error. Rebalancing also ensures that the Fund will not deviate from its established equity asset ranges, allowing investors to adhere to their chosen asset allocation plan. The Investment Manager may adopt a different portfolio management style and may change indexes without prior notice to shareholders.


ASSET ALLOCATION STRATEGY is an investment strategy that allocates investments among a mix of different asset classes. A significant impact on returns may be achieved by allocating your investments across major asset classes based on your risk tolerance, rather than relying on the performance of one particular market or attempting to time a market. The Fund has an aggressive asset allocation strategy, which means it intends to invest 100% of its assets in equity securities, including other SchwabFunds that invest primarily in equity securities. The Fund intends to invest according to a Target Mix in the following sub-classes of the stock asset class: international, small cap and large cap. The target mix for the Fund is set out in the chart below.


AGGRESSIVE GROWTH FUND TARGET MIX
[PIE CHART]

  Stocks              100%
  Large cap            45%
  Small cap            25%
  International        30%




THE RISKS for the Fund are similar to those risks associated with investing directly in a diversified portfolio of equity securities. Generally speaking, there are three types of risk inherent to investing in this type of securities.

STOCK RISK is the risk that a stock may decline in price over the short- or long-term. When a stock's price declines, its market value is lowered, even though the intrinsic value of the company may not have changed. Some stocks, like small-company and international stocks, are more sensitive to stock risk than others.

INDUSTRY RISK is the risk that the companies of a particular industry will experience a decline in the price of their stock. Sometimes a negative economic condition affects a single industry or group of industries. For example, the automotive industry may have a greater exposure to a single factor, such as an increase in the price of oil, which may affect the sale of automobiles and impact the value of the industry's securities.

MARKET RISK is typically the result of a negative economic condition that affects an entire class of securities such as stocks or bonds. Market risk may be reduced by diversification among various asset classes (e.g., stock, bonds, cash and real estate).

The amount of each type of risk the Fund will be subject to depends on its portfolio of investments. Diversifying investments across securities and markets can help reduce risk. The Fund expects to have 100% exposure to stock market risk, and therefore, may be more volatile than funds that are diversified across different or more asset classes. However, stocks generally have the greatest potential for growth of capital over the long-term.


PRINCIPAL SECURITIES AND INVESTMENT TECHNIQUES
The different types of funds and other securities in which the Fund and underlying SchwabFunds(R) may invest are described below.


STOCK FUNDS typically seek growth of capital and invest primarily in equity securities. Some stock funds invest exclusively in equity securities and may focus in a specialized segment of the stock market, like small company stocks or international investments. The greater a fund's investment in stock, the greater exposure it will have to stock risk and stock market risk.

Equity Securities include common stocks, preferred stocks, convertible securities and warrants. Common stocks, which represent an ownership interest in a company, are probably the most recognized type of equity security. Preferred stock, unlike common stock, pays specified dividends, and has preference over common stock in the payment of dividends. Preferred stock, however, does not ordinarily carry voting rights. Equity securities have historically outperformed most other securities, although their prices can be volatile. Market conditions, political, economic and even company-specific news can cause significant changes in the price of a stock. Smaller companies (as measured by market capitalization), sometimes called small-cap companies or small-cap stocks, may be especially sensitive to these factors.

SMALL-CAP STOCK FUNDS seek capital growth and invest primarily in equity securities of companies with smaller market capitalization. Small-cap stocks can be more volatile as they are normally less liquid than the stocks of companies with medium and large capitalization. There may be less publicly available information on small-cap companies and their stocks.

INTERNATIONAL STOCK FUNDS seek capital growth and invest primarily in equity securities of foreign issuers. Some international funds invest exclusively in international securities. Some of these funds invest in securities of issuers located in emerging or developing securities markets. These funds have greater exposure to the risks associated with international investing.

International Investments include investments in foreign currency and depository receipts. Depository receipts represent interests in the shares of a foreign corporation held in trust at a financial institution. International investments involve additional risks and considerations. Foreign entities may not be subject to the same regulatory and reporting requirements as domestic entities, and foreign markets may provide less stringent investor protections, including lower disclosure standards. In addition, foreign economic, political and legal developments, the degree of industrialization achieved among lesser developed countries, as well as fluctuating foreign currency values and withholding taxes, could have more dramatic effects on the value of a foreign security. All of these factors and others can cause foreign investments to be volatile.

Illiquid Securities are securities that are not actively traded, and, therefore, may be difficult to sell quickly or without losses. The sale of some illiquid securities and certain other securities may be subject to legal restrictions. A Fund could incur losses if it has difficulty selling a security.

Restriction: The Fund may not invest more than 10% of its net assets in illiquid securities.

Repurchase Agreements involve buying securities (usually U.S. Government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

MONEY MARKET FUNDS typically seek current income and a stable share price of $1.00 by investing in high-quality, short-term debt securities (money market securities).

Money Market Securities are high-quality, short-term debt securities that may be issued by entities such as the U.S. Government, corporations and financial institutions (like banks).




ADJUSTING INVESTMENT EXPOSURE may involve a Fund using investment techniques designed to increase or decrease investment exposure to a number of conditions, including changing interest or currency exchange rates and other conditions affecting the value of securities. These investment techniques include buying and selling futures and options contracts, entering into currency exchange contracts or swap agreements, purchasing index securities and selling securities short. For example, buying futures contracts obligates a Fund to buy a specific amount of a security at a particular price and future date, while buying options contracts gives a Fund the option to buy a specific amount of a security at a particular price and future date. Currency exchange contracts may involve a Fund buying or selling foreign currencies, sometimes on a future basis in order to protect a specific foreign investment or the portfolio as a whole.


The Fund intends to use investment techniques to adjust risk exposure and increase returns, and to manage its cash positions. The use of any of these techniques will increase a Fund's risks and volatility. The potential losses to a Fund could be substantially more than the initial cost of the investment itself. The underlying funds may use these techniques and others for a variety of purposes.

The Fund also employs the policies described below.

DIVERSIFICATION involves investing in a wide range of securities and, thereby, spreading and reducing the risks of investment.

CONCENTRATION means that substantial amounts of assets are invested in a particular industry or group of industries. Concentration increases exposure to the risks inherent to that industry or group of industries.


Restriction: The Fund does not intend to invest 25% or more of its total assets in any one industry, although the Fund may indirectly concentrate in a particular industry or group of industries if its underlying mutual fund investments are so concentrated.



BORROWING subjects the Fund to interest costs, which may exceed the interest received on the securities purchased with the borrowed funds.



Restriction: The Fund may borrow up to 33 1/3% of its total assets for temporary or emergency purposes; provided that the Fund will not purchase securities while borrowings represent more than 5% of its total assets.

LENDING securities may earn income for the Fund, but could result in losses to the Fund, and possibly affect share price.

Restriction.  The Fund may lend up to 33 1/3% of its total assets.

INVESTING IN SHARES

BUSINESS DAYS
The Fund is open each day the New York Stock Exchange (NYSE) is open (business days).

NET ASSET VALUE
The price of each share of the Fund is its net asset value per share (NAV). NAV is determined each business day at the close of the NYSE, generally 4:00 p.m. Eastern time. NAV is calculated by adding the value of the Fund's assets, subtracting its liabilities and dividing the result by the number of outstanding shares. The Fund's NAV will fluctuate and is not insured against loss. The Fund values each underlying mutual fund investment at its NAV as determined by the underlying fund. Other portfolio securities are valued based on market quotes if they are readily available. If market quotes are not readily available, portfolio securities are assigned fair market values pursuant to guidelines adopted by the Board of Trustees.


MINIMUM INVESTMENTS
    INITIAL INVESTMENT                              $1,000
    for custodial and retirement plan accounts        $500
    ADDITIONAL SHARES                                 $100
    MINIMUM BALANCE*                                  $500
    for custodial accounts and IRAs                   $250


*Your shares may be automatically redeemed if, as a result of selling or exchanging shares, you no longer meet a Fund's minimum balance requirements. You will be given 30 days' notice prior to redemption to increase your holdings to the required minimum balance.

These minimums may be different if you hold shares of the Fund through an entity other than Schwab. Also, these minimums may not be applicable to certain Schwab customers.


HOW TO BUY, SELL OR EXCHANGE SHARES
SPECIAL SUBSCRIPTION OFFERING. The distributor, Schwab, is soliciting subscriptions for shares of the Fund during an initial offering period, currently scheduled to end May 19, 1998, subject to extension by the Fund and Schwab. Shares are being offered at an NAV of $10. The Fund and Schwab reserve the right to withdraw, cancel or modify the offering without notice and to refuse any order in whole or in part. The Fund expects to commence a continuous offering of its shares immediately following the settlement of the subscription offering.


Shares may be purchased, sold or exchanged through an account at Schwab or through an account with any other entity designated by Schwab. The following information on how to buy, sell and exchange shares is for transactions through Schwab. Shares are purchased, sold or exchanged at the NAV next determined after your order has been received in good order. Orders received in good order by Schwab prior to 4:00 p.m. Eastern time will be executed that day. Shares bought normally begin to earn dividends on the next business day, while shares sold or exchanged normally earn dividends on that day.

BY TELEPHONE. Call 1-800-435-4000, 24 hours a day (1-800-345-2550 for TDD users).

BY MAIL. Write to the Fund at 101 Montgomery Street, San Francisco, CA 94104.


ELECTRONICALLY. Visit Schwab's Web site at http://www.schwab.com. For more information about, StreetSmart(R), The Equalizer(R) and Telebroker(R), call 1-800-435-4000.


Please provide the following information:
-     your name and Schwab account number;
-     the name of your Fund;
- the dollar amount you would like to buy, sell or exchange;
-     for initial purchases only, one of the three distribution choices below.

      AUTOMATIC REINVESTMENT. Dividends and capital gain distributions will be reinvested in shares of your Fund. If you do not choose an option, this option will be assigned to you and all distributions will be reinvested.

      CASH DIVIDENDS/REINVESTED CAPITAL GAINS. Dividends will be paid to you in cash and any capital gains distributions will be reinvested in additional shares.

      CASH OPTION. All distributions will be paid to your Schwab account and, if requested, mailed to you the next business day; or

- for exchanges only, the name of Fund and class, if applicable, into which you would like to exchange and a distribution choice; and
- if selling or exchanging by mail, a signature of at least one of the persons named on your Schwab account.

PLEASE NOTE THE FOLLOWING WHEN SELLING OR EXCHANGING SHARES OF THE FUND:

- redemption and exchange requests by mail are irrevocable, and, once mailed, may not be modified or canceled;

- payment for redeemed shares will be made to your Schwab account within 7 days;

-     a check may be mailed to you upon request;

- if you bought your shares by check, a check will be issued as soon as your check clears, which may take up to 15 days from the date of purchase;

- depending on the type of Schwab account you have, your money may earn interest during any holding period;

-     a fee may be charged for redemptions by wire;


- you may exchange your shares for shares of any other SchwabFund(R), provided you meet its minimum investment and any other requirements;


- the Fund and Schwab reserve the right to modify, limit or terminate the exchange privilege upon 60 days' written notification;


- an exchange of the Fund's shares for shares of other SchwabFunds(R) will be treated as a taxable event for federal income tax purposes;


- the Fund may suspend the right to sell shares or postpone payment for a sale of shares when trading on the NYSE is restricted, the NYSE is closed for any reason other than its customary weekend and holiday closings, emergency circumstances exist as determined by the SEC, or as otherwise permitted by the SEC, and;

- redemptions may be made in-kind, i.e., by distributing portfolio securities instead of cash.

DIVIDENDS & TAXES
The following is only a brief summary of some of the federal income tax consequences that may affect the Fund and its shareholders. Unless your investment in the Fund is through a retirement account, you should consider the tax implications of investing, and consult with your own tax adviser.

The Fund will distribute its net investment income and capital gains, if any, to shareholders each year. The Fund intends to distribute its net investment income (pay a dividend) annually in December. All distributions received by shareholders are subject to federal income tax, and may be subject to state and/or local taxes. Distributions are taxable when paid, whether they are received in cash or reinvested, although distributions declared in December, but paid in January, are taxable as if they were paid on December 31.

Income received by the Fund and its underlying fund investments from foreign sources may be subject to foreign income taxes withheld at the source. The Fund will not be allowed to pass-through to shareholders the amount of foreign income taxes paid by the Fund or underlying funds.

Shareholders receive a record of all distributions by the Fund, as well as purchases and sales they have made, via their monthly Schwab account statement. Each year, the Fund notifies shareholders of the federal tax treatment of all distributions made by the Fund that year.


OPENING A SCHWAB ACCOUNT
Schwab was established in 1971 and is one of America's largest discount brokers. Schwab helps over [XX] million customers make investment decisions by offering them low cost brokerage services and providing them with financial products and information. Visit one of Schwab's 277 branch offices or Schwab's Web site (http://www.schwab.com) for information on investment products and services.


Investors may open a Schwab account by simply completing an application, although institutional investors should contact Schwab to find out if any additional forms need to be completed.


Schwab offers different types of accounts with varying minimum initial investment and balance requirements designed to fit the needs of a variety of investors. Contact Schwab for more information and read your account agreement and application for specific account details, including minimum initial investment and balance requirements and fees. Contact Schwab for instructions and any applicable fees if you would like to wire money from your account.


Using a Schwab account, investors have access to investments other than just mutual funds, such as stocks and bonds. The Securities Investor Protection Corporation (SIPC) provides account protection of up to $500,000 for the securities held in a Schwab account, including shares of the Fund. It is important to remember that SIPC account protection does not protect against losses due to market or economic conditions.




Deposits may be made to Schwab accounts by check, wire and other forms of electronic funds transfer. Securities also may be deposited. All checks should be made out to Charles Schwab & Co., Inc. Schwab will charge a $15 service fee for any checks returned as a result of insufficient or uncollected funds or a stop order. Monies received by Schwab before 4:00 p.m. Eastern time will be available for investment in the Fund that day. Monies received by Schwab after 4:00 p.m. Eastern time will be available for investment in the Fund the next business day.




TAX-ADVANTAGED RETIREMENT PLANS offer excellent tax advantage, and the Fund may be an especially suitable investment for them. Schwab's retirement plans allow participants to defer taxes while helping them build their retirement savings.

SCHWAB IRAS offer a wide choice of investments for people with earned income who want the opportunity to compound earnings on a tax-deferred basis. Schwab IRA accounts with balances of $10,000 or more by September 15, 1998 will not be charged Schwab's $29 annual IRA account fee for the life of the account.

SCHWAB KEOGHS provide a tax-advantaged plan for self-employed individuals and their employees that permit annual tax-deductible contributions of up to $30,000. Schwab Keogh Plans are currently charged an annual fee of $45.

SCHWAB CORPORATE RETIREMENT ACCOUNTS offer well-designed retirement programs, and can help a company attract and retain valuable employees. Call 1-800-435-4000 for more information.


SCHWAB AUTOMATIC INVESTMENT PLAN (AIP) allows you to make periodic investments in non-money market SchwabFunds(R) (and certain other funds available through Schwab) automatically and conveniently. You can make automatic investments in any amount, from $100 to $50,000, once you meet a Fund's investment minimum. Automatic investments are made from your Schwab account using uninvested cash or shares of the Schwab money fund linked to your Schwab account or by using the Schwab MoneyLink(R) Transfer Service. As long as you are purchasing the Fund's shares through AIP, you must choose the automatic reinvestment option for distributions. For more detailed information about this service, or to establish your AIP, call 1-800-435-4000, 24 hours a day.



GENERAL INFORMATION
The right to initiate transactions by telephone is automatically available through your account. As long as either the Fund or Schwab follows reasonable procedures to confirm that your telephone order is genuine, they will not be liable for any losses an investor may experience due to unauthorized or fraudulent instructions.


These procedures may include:

- requiring a form of personal identification before acting upon any telephone order;

-     providing written confirmation of telephone orders; and

-     tape recording all telephone orders.

It may be difficult to place orders by telephone during periods of drastic economic or market changes because Schwab's phone lines may become very busy with calls from other investors. Consider other methods for placing an order, such as writing to the Funds.

Share certificates will not be issued in order to avoid additional administrative costs, however, share ownership records are maintained by Schwab. Twice a year, financial reports will be mailed to shareholders describing the Fund's performance and investment holdings. In order to reduce these mailing costs, each household will receive one consolidated mailing. If you do not want to receive consolidated mailings, you may write to your Fund and request that your mailings not be consolidated.


The Fund is designed for long-term investing. Because short-term trading activities can disrupt the Fund's investment strategies and operations, and increase its expenses, Schwab reserves the right to refuse purchase orders in accounts with patterns of short-term trading.



The Fund, in its sole discretion and without prior notice, reserves the right to reject orders to purchase shares, change or waive minimum investment requirements or withdraw or suspend any part of the offering made by the prospectus.


NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING OTHER THAN THE INFORMATION CONTAINED IN THIS PROSPECTUS AND IN OFFICIAL SALES MATERIALS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS.
---------------------------------------

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT BE MADE.

                                     PART B
                              CROSS REFERENCE SHEET
                              SCHWAB CAPITAL TRUST

                 SCHWAB ASSET DIRECTOR - AGGRESSIVE GROWTH FUND


                                                               Statement of Additional
Part B                                                         Information Caption
Item 10 and 11.  Cover Page, Table of Contents                 Cover Page; Table of Contents

Item 12.  General Information and History                      General Information; The Benefits of International
                                                               Investing; Asset Allocation--the Schwab Index Funds and
                                                               the Schwab Asset Allocation Funds

Item 13.  Investment Objectives and Policies                   Investment Policies and Restrictions

Item 14.  Management of the Fund                               Management of the Trust

Item 15.  Control Persons and Principal Holders of             General Information
Securities

Item 16.  Investment Advisory and Other Services               Management of the Trust

Item 17.  Brokerage Allocation and Other Practices             Portfolio Transactions and Turnover

Item 18.  Capital Stock and Other Securities                   General Information

Item 19.  Purchase, Redemption and Pricing of Securities       Share Price Calculation; Purchase and Redemption of
Being Offered                                                  Shares

Item 20.  Tax Status                                           Distributions and Taxes

Item 21.  Underwriters                                         Management of the Trust

Item 22.  Calculation of Performance Data                      How the Funds Reflect Performance

Item 23.  Financial Statements                                 Not Applicable

13

                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                SCHWAB ASSET DIRECTOR(R) - AGGRESSIVE GROWTH FUND

                 101 Montgomery Street, San Francisco, CA 94104



                                  APRIL 7, 1998




This Statement of Additional Information (SAI) is not a prospectus. It should be read in conjunction with the Prospectus dated April 7, 1998 (as amended from time to time) for the Schwab Asset Director(R)-Aggressive GrowtH Fund (the Fund) a separately managed investment portfolio of Schwab Capital Trust (the "Trust").


To obtain a copy of the Prospectus, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 435-4000, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. The Prospectus is also available electronically by using our Web address: http://www.schwab.com/funds.

                                TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
INVESTMENT OBJECTIVES.............................................................................................2
INVESTMENT SECURITIES.............................................................................................2
INVESTMENT RESTRICTIONS..........................................................................................17
MANAGEMENT OF THE TRUST..........................................................................................20
PORTFOLIO TRANSACTIONS AND TURNOVER..............................................................................25
TAXES............................................................................................................26
SHARE PRICE CALCULATION..........................................................................................29
HOW THE FUND REFLECTS PERFORMANCE................................................................................30
THE BENEFITS OF INTERNATIONAL INVESTING..........................................................................31
INDEXING AND ASSET ALLOCATION....................................................................................31
GENERAL INFORMATION..............................................................................................32
PURCHASE AND REDEMPTION OF SHARES................................................................................34
OTHER INFORMATION................................................................................................34

                              INVESTMENT OBJECTIVES

The investment objective of the Fund is to seek high capital growth over the long term.

The Fund may seek to achieve its investment objective by investing directly in portfolio securities or by investing indirectly in underlying affiliated mutual funds ("underlying SchwabFunds"), as described herein.

The investment objective stated above for the Fund, along with certain investment restrictions adopted by the Fund, are fundamental and cannot be changed without approval by holders of a majority of the Fund's outstanding voting shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").


                              INVESTMENT SECURITIES

FOREIGN INVESTMENTS. The Fund expects to invest in stocks of foreign issuers, and other investment companies which invest in stocks of foreign issuers. Investing in foreign issuers involves certain special considerations, including those set forth below, which are typically not associated with investing in U.S. issuers. Since investments in the securities of foreign issuers are usually made and held in foreign currencies, and since the Fund may hold cash in foreign currencies, the Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of foreign companies have less volume, are less liquid and are more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the Fund is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Losses to the Fund arising out of the inability to fulfill a contract to sell such securities could result in potential liability to the Fund.

In addition, with respect to those countries in which the Fund may invest, or other countries which may have a significant impact on the companies in which the Fund may invest, there is the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war which could affect the Fund's investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

The Fund may invest up to 5% of its net assets in companies located in developing countries either directly or indirectly through underlying funds which invest primarily in companies located in developing countries. Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries have historically offered greater potential for gain (as well as loss) than securities of companies located in developed countries.

Hong Kong. In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to the Fund's investments as a result of the recent incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments.

DEPOSITARY RECEIPTS. The Fund may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Global Depositary Shares ("ADRs," "EDRs," "GDRs" and "GDSs," respectively), or other similar global instruments which are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. The Fund's direct investments in these instruments currently will not exceed 10% of the Fund's net assets. These instruments are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs, EDRs, GDRs and GDSs can be sponsored or unsponsored. Sponsored ADRs, EDRs, GDRs and GDSs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs, EDRs, GDRs and GDSs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADRs, EDRs, GDRs or GDSs.

OPTIONS ON SECURITIES.
Writing Covered Options. The Fund may write (sell) covered call and put options on any securities in which it may invest. The Fund may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Fund are covered, which means that the Fund will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Fund may forego the opportunity to profit from an increase in the market price of the underlying security.

All put options the Fund writes will be covered. This means that the Fund will have deposited with its custodian cash, U.S. Government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Fund's Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Fund. However, in return for the option premium, the Fund accepts the risk that it may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

The Fund may terminate its obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

Purchasing Options. The Fund may purchase put and call options on any securities in which it may invest or options on any securities index based on securities in which it may invest. The Fund may also enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.

The writer of an option may have no control over when the underlying securities must be sold in the case of a call option, or purchased in the case of a put option, since with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

The purchase of a call option would entitle the Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Fund would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Fund would realize either no gain or a loss on the purchase of the call option.

Risks Associated With Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Fund is unable to effect a closing sale transaction with respect to options it has purchased, it would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) an exchange may impose restrictions on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

The Fund may purchase and sell options that are traded on both U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves. The Fund will write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund, does not exceed 5% of the Fund's net assets.

FOREIGN CURRENCY TRANSACTIONS.
Forward Foreign Currency Exchange Contracts. The Fund may enter into forward foreign currency exchange contracts in several circumstances. The Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging.

For transaction hedging purposes, the Fund enters into foreign currency transactions with respect to specific receivables or payables of the Fund arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the Fund will attempt to protect against a possible loss resulting from an adverse change in the relationship between (i) the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and (ii) the transaction's settlement date. When engaging in position hedging, the Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities which the Fund expects to purchase).

When engaging in position and/or transaction hedging, the Fund may purchase or sell foreign currencies on a spot (or cash) basis at the prevailing spot rate and also may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The Fund also may purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the Fund right to purchase a currency at the exercise price until the expiration of the option.

Hedging transactions involve costs and may result in losses, and the ability of the Fund to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Fund owns or expect to purchase or sell. They simply establish a rate of exchange that may be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency.

Although the contracts are not presently regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the ability of the Fund to utilize forward foreign currency exchange contracts may be restricted.

The Fund will enter into a forward foreign currency exchange contract only when the market value of such contract, when aggregated with the market value of all other such contracts held by the Fund, does not exceed 5% of the Fund's net assets.

The Fund generally will not enter into a forward contract with a term of greater than one year.

While the Fund will enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the Fund may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the Fund than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and forward contracts into which the Fund enters. Such imperfect correlation may cause the Fund to sustain losses, which will prevent the Fund from achieving a complete hedge or expose the Fund to risk of foreign exchange loss.

Writing and Purchasing Currency Call and Put Options. The Fund may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the Fund obligates the Fund to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the Fund would obligate the Fund to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the Fund will upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value, or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

The Fund may terminate its obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The Fund, would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the Fund.

The purchase of a call option would entitle the Fund to purchase specified currency at a specified price during the option period in return for the premium paid. The Fund ordinarily would realize a gain or a loss on the purchase of the call option.

The purchase of a put option would entitle the Fund to sell specific currency at a specified price during the option period in exchange for the premium paid. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the Fund's portfolio securities due to currency exchange rate fluctuations. The Fund ordinarily would realize a gain, if, during the option period, the value of the underlying currency were to decrease below the exercise price sufficiently to more than cover the premium and transaction costs. Otherwise the Fund would realize either no gain, or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

Special Risks Associated With Options on Foreign Currency. An exchange-traded option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the Fund generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the Fund as a covered call option writer is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or it delivers the underlying currency upon exercise.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate. This could result in an exchange instituting special procedures that may interfere with the timely execution of customers' orders.

The Fund will purchase and write over-the-counter options only to the extent consistent with its limitations on investments in illiquid securities, as described in the Prospectus. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. The Fund may purchase and sell various kinds of futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. Government securities), securities indexes, foreign currencies and other financial instruments and indexes. All futures contracts entered into by the Fund are traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. The Fund is not permitted to engage in speculative futures trading.

Futures Contracts. A futures contract generally may be described as an agreement between two parties to buy and sell particular financial instruments for an agreed upon price during a designated month (or to deliver the final cash settlement price in the case of a contract relating to an index, or otherwise not calling for physical delivery at the end of trading in the contract).

When interest rates are rising or securities prices are falling, the Fund may seek, through the sale of futures contracts, to offset a decline in the value of its current portfolio securities. When rates are falling or prices are rising, the Fund, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, the Fund may sell futures contracts on a specified currency to protect against a decline in the value of that currency and its portfolio securities that are denominated in that currency. The Fund may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the Fund has acquired or expects to acquire.

Although futures contracts, by their terms, generally call for the actual delivery or acquisition of underlying securities or the cash value of the index; in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Fund may incur brokerage fees when it purchases or sells futures contracts.

Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While the Fund's futures contracts on securities or currency will usually be liquidated in this manner, the Fund may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for it to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Fund the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Fund obtains the benefit of the futures position if prices move in a favorable direction but limit risk of loss, in the event of an unfavorable price movement to the loss of the premium and transaction costs.

The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of the Fund's assets. By writing a call option, the Fund becomes obligated, in exchange for the premium, to sell a futures contract that may have a value lower than the exercise price. Thus, the loss incurred by the Fund in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Fund will incur transaction costs in connection with the writing of options on futures.

The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that these closing transactions can be effected. The Fund's ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Fund owns or proposes to acquire. Such futures contracts may include contracts for the future delivery of securities held by the Fund or securities with characteristics similar to those of the Fund's portfolio securities. Similarly, the Fund sells futures contracts on currency in which its portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Investment Manager, there is a sufficient degree of correlation between price trends for the Fund's portfolio securities and futures contracts based on other financial instruments, securities indexes or other indexes, the Fund may also enter into such futures contracts as part of its hedging strategy. Although, under some circumstances, prices of securities in the Fund's portfolio may be more or less volatile than prices of such futures contracts, the Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns. The

Investment Manager will attempt to compensate for it by having the Fund enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Fund's portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Fund's portfolio securities will be substantially offset by a decline in the value of the futures position.

On other occasions, the Fund may take "long" positions by purchasing such futures contracts. This would be done, for example, when the Fund anticipates the subsequent purchase of particular securities when it has the necessary cash but expects the prices or currency exchange rates available on the intended date of purchase in the applicable market to be less favorable than prices that are currently available.

When buying or selling futures contracts, the Fund must deposit an amount of cash, cash equivalents or liquid, high-quality debt instruments with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which will be returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," will be made at least daily as the price of the futures contract fluctuates and the Fund's position in the contract becomes more or less valuable. This process is known as "marking-to-market."

Regulations of the Commodities Futures Trading Commission ("CFTC") applicable to the Fund generally requires that all of its futures transactions constitute "bona fide" hedging transactions. As a result, the Fund will normally sell futures contracts to protect against a decrease in the price of securities it owns but intends to sell or purchase futures contracts to protect against an increase in the price of securities it intends to purchase. In addition, the Fund may purchase and sell futures contracts and options as a substitute for a comparable market position in the underlying securities. Futures transactions need not constitute "bona fide" hedging under CFTC regulations if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of the Fund's and each underlying fund's net assets.

Risks Involved in Futures and Options Transactions. Futures and options transactions involve risks, which in some strategies can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures and options trading. However, to the extent the Fund's futures and options practices are limited to hedging purposes, the Investment Manager does not believe that the Fund is subject to the degree of risk frequently associated with futures and options transactions. To the extent the Fund engages in the use of futures and options on futures other than for hedging purposes, the Fund may be subject to additional risk.

The primary risks associated with the use of futures and options include: imperfect correlation between the change in market value of the securities held by the Fund and the prices of the futures or options, possible lack of a liquid secondary market for futures or options, and the resulting inability to close such positions prior to their maturity dates. To minimize these risks, the Fund will invest only in those contracts whose behavior is expected to resemble that of the Fund's underlying securities. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.

Three principal areas of risk are present when futures and options contracts are used even in a hedging context. First, there may not always be a liquid secondary market for a futures or option contract at the time a Fund seeks to "close out" its position. If the Fund is unable to "close out" a futures or option position and prices move adversely, the Fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund has insufficient cash to meet this requirement, it may have to sell portfolio securities at a disadvantageous time. In addition, the Fund might be required to deliver the securities underlying futures or options contracts it holds. The Fund will seek to reduce the risk that it will be unable to "close out" contracts by entering into only futures or options contracts that are traded on national exchanges and for which there appears to be a liquid secondary market.

It is also possible that changes in the prices of futures or options contracts might correlate imperfectly, or not at all, with changes in the market values of the securities being hedged. This situation could result from price distortions in the futures or options markets due to, among other things, active trading by speculators and use of offsetting "closing" transactions by other investors seeking to avoid meeting additional margin deposit requirements. In the event of significant market distortions, it is possible that the Fund could lose money on futures or options contracts and experience appreciation in the value of its portfolio securities, or vice versa.

Finally, adverse market movements could cause the Fund to lose up to its full investment in an options contract and/or to experience substantial losses on an investment in a futures contract. However, barring such significant market distortions, a similar result could be expected if the Fund were to invest directly in the securities being hedged. There is also the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract or option.

The extent to which the Fund may purchase and sell futures, options, equity index participations and index participation contracts may be limited by the Fund's intention to meet Code requirements for qualification as a regulated investment company. See "Taxes in this Statement of Additional Information (SAI) for more information."

SWAPS. The Fund may enter into swaps on various securities (such as U.S. Government securities), securities indexes, interest rates, prepayment rates, foreign currencies or other financial instruments or indexes in order to protect the value of the Fund from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Fund's investments are traded, for both hedging and non-hedging purposes. While swaps are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Fund will use swap contracts for purposes similar to the purposes for which it uses options, futures and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Fund with risks and opportunities similar to those associated with options contracts, futures contracts and options on futures. See "Futures Contracts and Options on Futures Contracts" in this SAI for more information.

The Fund may enter into these transactions to manage its exposure to changing interest rates and other market factors. Some transactions may reduce the Fund's exposure to market fluctuations while others may tend to increase market exposure.

The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary fund securities transactions. If the Investment Manager is incorrect in its expectations of market values, interest rates or currency exchange rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used. The Fund will only invest up to 5% of the Fund's net assets in swaps.

PREFERRED STOCK. The Fund may invest in preferred stock. Preferred stock has priority over common stock as to income and generally as to assets of an issuer; however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights. The Fund will invest up to 5% of the Fund's net assets in preferred stock.

CONVERTIBLE SECURITIES. The Fund may invest up to 5% of its net assets in securities that are convertible into common stock, including convertible bonds that are investment grade, convertible preferred stocks, and warrants.

Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

WARRANTS. The Fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the Fund will lose the purchase price and the right to purchase the underlying security.

REAL ESTATE-RELATED INVESTMENTS. The Fund may invest no more than 10% of its net assets in real estate-related investments. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.


The Fund currently intends to limit its investments in real estate-related investments to no more than 5% of its net assets.


PRECIOUS METAL-RELATED INVESTMENTS. The Fund may invest no more than 10% of its net assets in precious metal-related investments. The Fund may invest in common stocks of domestic companies principally engaged in precious metal-related activities, which include companies principally engaged in the extraction, processing, distribution or marketing of precious metals if at the time of investment the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry. The Fund may also invest in securities of foreign companies principally engaged in the precious metals industry. For further disclosure on foreign securities, see "Foreign Investments" in this Statement of Additional Information.

The Fund also may invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations on investments in futures and options for the Fund as set forth in "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities have been subject to extreme fluctuations, as a result of, among other reasons, wider economic or political instability.

COMMERCIAL PAPER. The Fund may invest in Commercial Paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The Fund will invest only in commercial paper that at the time of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, Duff 2 or higher by Duff & Phelps, Inc. ("Duff"), or F2 or higher by Fitch Investors Services, Inc. ("Fitch") or if unrated by Moody's, S&P, Duff or Fitch, is determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above ratings.

DELAYED-DELIVERY TRANSACTIONS. The Fund may buy or sell securities on a delayed-delivery or when-issued bases. These transactions involve a commitment to buy or sell specific securities at a predetermined price or yield, with payment and delivery taking place after the customary settlement period for that type of security. When purchasing securities on a delayed-delivery basis, a Fund assumes the rights and risks of ownership, including the risk of price and yield fluctuations. Typically, no interest will accrue to the Fund until the security is delivered. If the Fund remains substantially fully invested at a time when delayed-delivery securities are outstanding, the Fund will set aside appropriate liquid assets in a notationally segregated custodial account to cover its purchase obligations.

VARIABLE AND FLOATING RATE SECURITIES. Some variable rate securities have a demand feature, which entitles the holder to resell the securities at a specified price and/or time. There are risks involved with these securities because there may be no active secondary market for a particular variable rate demand security purchased by a Fund. In addition, the Fund may only exercise its demand rights at certain times. The Fund could suffer losses in the event that the issuer defaults on its obligation. Synthetic variable or floating rate securities include tender option bonds.

ASSET-BACKED SECURITIES. Asset-Backed securities are securities that are backed by the loans or account receivables of an entity, such as a bank or credit card company. These securities are obligations which the issuer intends to repay using the assets backing them (once collected). Therefore, repayment may depend largely on the cash-flows generated by the assets backing the securities. Sometimes the credit support for these securities is limited to the underlying assets, but in other cases, may be provided by a third party via a letter of credit or insurance guarantee. Asset-backed securities are subject to credit and prepayment risks.
Currently, there are no tax-exempt Asset-Backed securities in the Fund.

REPURCHASE AGREEMENTS. Repurchase agreements involve a Fund buying securities (usually U.S. government securities) from a seller and simultaneously agreeing to sell them back at an agreed-upon price (usually higher) and time. There are risks that losses will result if the seller does not perform as agreed.

OTHER INVESTMENT POLICIES. Securities that are acquired by the Fund outside the United States and that are publicly traded in the United States on a foreign securities exchange or in a foreign securities market, are not considered by the Fund to be illiquid assets provided that: (i) the Fund acquires and holds the securities with the intention of reselling the securities in the foreign trading market, (ii) the Fund reasonably believes it can dispose of the securities readily in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are readily available. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or economic or monetary policies in the United States or abroad, or changed circumstances regarding convertibility or exchange rates, could result in investment losses for the Fund. Investments in foreign securities may also subject the Fund to losses due to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility than many U.S. securities. Notwithstanding that the Fund generally intends to acquire the securities of foreign issuers where there are public trading markets, the Fund's investments in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Fund's portfolio and the Fund's ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Fund has a substantial portion of its assets invested or should relations between the United States and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

Loans of Portfolio Securities. The Fund may loan securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities, cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund.

The lending of securities is a common practice in the securities industry. The Fund will engage in security lending arrangements with the primary objective of increasing the Fund's income through investment of the cash collateral in short-term, interest-bearing obligations but will do so only to the extent that the Fund will not lose the tax treatment available to regulated investment companies. The Fund will be entitled to all dividends or interest on any loaned securities. Loans of securities involve a risk that the borrower may fail to return the securities or provide additional collateral.

Repurchase Transactions. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller who agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be a Fund's loan of money to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements a Fund enters into will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government or its agencies or instrumentalities). The period of these repurchase agreements will be usually short--from overnight to one week--and at no time will the Fund invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount the Fund invests with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Fund to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Fund might also incur disposition costs in liquidating the collateral. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Fund may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the Fund's net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Fund's policy on investments in illiquid securities.

In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. The Fund will not invest more than 10% of its net assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.

Illiquid Securities. The Fund reserves the right to invest up to 10% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument. Subject to this limitation, the Fund may invest in restricted securities when such investment is consistent with the Fund's investment objectives, and such securities may be considered to be liquid to the extent the Fund's Investment Manager determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the Fund's Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers;
(iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Fund invests in restricted securities that are deemed liquid, the general level of illiquidity in the Fund's portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts.


The Fund currently intends to limit its investments in 144A securities to less than 5% of its net assets.


INVESTMENT IN UNDERLYING SCHWAB FUNDS.

The Fund may invest in underlying SchwabFunds(R). The investment objectives and investment policies, limitations, and techniques and associated risks of certain SchwabFunds(R) are described in the Fund's Prospectus, or in this SAI. The investment policies, limitations and techniques and associated risks of each SchwabFund are fully described in its Prospectus and SAI. These are available by contacting Schwab at 1 800-435-4000, 24 hours a day, or by writing to a Fund at 101 Montgomery Street, San Francisco, California 94104 or electronically at Schwab's Web site at http://www.schwab.com/schwabfunds. TDD users please contact Schwab at 1-800-345-2550.

In addition to utilizing the investment securities, techniques and policies and exposing themselves to similar limitations and risks as described in this SAI, the underlying SchwabFunds may also invest in restricted securities, collateralized mortgage obligations, municipal securities and index options.

Each Fund reserves the right to invest all of the assets allocated to a particular class in one or more newly created SchwabFunds, that would expose the Fund and its shareholders to the risks described below. The SchwabFunds in which the Fund may invest are noted below.


The Schwab S&P 500 Fund seeks to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by the S&P 500 Index(R), by investing in substantially all of the 500 common stocks composing the S&P 500 Index. Investments in this SchwabFund expose a Fund to stock risk. The Schwab S&P 500 Fund may also invest in short-term debt securities with attendant risks described above regarding investment in debt securities.



The Schwab International Index Fund attempts to track the price and dividend performance (total return) of the Schwab International Index(R), an index created by Schwab to represent the performance of common stocks and other equity securities including preferred stocks, rights and warrants issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the U.S. To the extent a Fund invests in this SchwabFund, which normally invests 80% of its assets in stocks which comprise the Schwab International Index, the Fund will be exposed to international stock risk, which is described above. The International Index Fund may also engage in foreign currency hedging, which involves certain costs that may result in losses to that SchwabFund, and although tending to minimize risk of certain losses also tends to limit certain potential gains.



The Schwab Small-Cap Index Fund attempts to track the price and dividend performance (total return) of the Schwab Small-Cap Index(R), an index created by Schwab to represent the performance of common stocks of the second 1,000 largest U.S. corporations (excluding investment companies). To the extent a Fund invests in the Small-Cap Index Fund, which normally invests 80% of its assets in stocks which comprise the Schwab Small-Cap Index, the Fund will be exposed to risks of small company stocks.


Each of the Schwab Index Funds engages in index or passive investing, and also seeks to minimize capital gain distributions by offsetting capital gains and capital losses and lowering portfolio turnover. These investment policies are intended to minimize the adverse federal income tax consequences of portfolio trading, but may increase the differences between the Schwab Index Funds' performance and the relevant index's performance. Each Schwab Index Fund may also purchase other investment securities or engage in securities techniques (normally up to 20% of its total assets) that are similar to the Fund's and will entail similar risks.

UNDERLYING FUND INVESTMENT TECHNIQUES.
Investment decisions for an underlying fund are made by its portfolio manager independently of the Fund and its Investment Manager. An underlying fund may purchase securities that are being sold by a different underlying fund. This could result in indirect costs to a Fund without any corresponding investment benefit. The underlying funds may also engage in foreign currency transactions with respect to foreign securities investments, borrow money and invest in futures and options. The risks associated with these investments are discussed below.

To the extent that the underlying funds also invest or engage in swaps, preferred stock, convertible securities, real estate-related investments, precious metal related investments, U.S. Government securities, government "mortgage-backed" securities, asset-backed securities, certificates of deposit and bankers' acceptances, commercial paper, repurchase transactions, and when-issued and delayed delivery securities, the underlying funds would be subject to risks associated with such investments similar to those risks discussed above regarding such investments by the Fund.

Short Sales. An underlying fund may sell securities short. In a short sale, the underlying fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the underlying fund. Until the security is replaced, the underlying fund is required to pay the lender any dividends or interest that accrue during the period of the loan. In order to borrow the security, the underlying fund may also have to pay a premium, which would increase the cost of the security sold. The broker will retain the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

The underlying fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the underlying fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium dividends or interest the underlying fund may be required to pay in connection with a short sale.

A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal or greater amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction defers a gain or loss for Federal income tax purposes. The procedures described above regarding deposits in a segregated account are not required to be followed for short sales "against the box."

Leverage Through Borrowing. An underlying fund may borrow up to 33 1/3% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the underlying fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if it is disadvantageous to do so from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. Money borrowed will also be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the interest and option premiums received from the securities purchased with borrowed underlying funds.

Derivatives. An underlying fund may invest in the following instruments that are known commonly as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on or "received" from a traditional security, asset or market index.

Hedging. An underlying fund may employ many of the investment techniques described herein not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movement in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they may also limit commensurably the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

Master Demand Notes. Although the Fund will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by an underlying fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the underlying fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

Domestic Equity Securities. The underlying funds, particularly global underlying funds, also may be able to purchase equity securities of U.S. companies. Equity securities are ownership interests in the net worth of a corporation and include common stocks, convertible securities and warrants. Common stock prices can be volatile in the short term. Market conditions or other company, political and economic news can often cause large changes in a stock's price. Such investments entail market risk, i.e. the risk of being invested in stocks when the market goes down, resulting in stock prices declining over short or even long periods.


                             INVESTMENT RESTRICTIONS

FUNDAMENTAL INVESTMENT RESTRICTIONS. The restrictions numbered 1, 2 and 3 immediately below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). For more detailed information, see "1940 Act Restrictions" and "Other Investment Policies" discussed below. The Fund:

         1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act.

         2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder.

         3) May (i) purchase or sell commodities, commodities contracts, or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities, or (v) pledge, mortgage or hypothecate any of its assets, only if permitted by the 1940 Act or the rules or regulations thereunder.

The Fund's fundamental investment policies have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required under the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Fund has also adopted non-fundamental investment policies, set forth below, which are more restrictive than its fundamental investment policies. The Fund's non-fundamental investment policies may be changed by a vote of the Board of Trustees. Any changes in Fund's non-fundamental investment policies will be communicated to the Fund's shareholders prior to the effectiveness of the changes.

1940 ACT RESTRICTIONS. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies, or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act as investing 25% or more of total assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

NON-FUNDAMENTAL INVESTMENT POLICIES.
The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. The Fund may not:

         1) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of 7 days

         2) Purchase or retain securities of an issuer if any of the officers, Trustees or Directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         3) Invest for the purpose of exercising control or management of another issuer.

         4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         5) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         6) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         7) Purchase puts, calls, straddles, spreads or any combination thereof, if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's net assets.

         8)       Make short sales, except for short sales against the box.

         9) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         10) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

The definition of "securities" in the sixth non-fundamental restriction does not include cash and cash items (including receivables), government securities and the securities of other investment companies.

                             MANAGEMENT OF THE TRUST

OFFICERS AND TRUSTEES. The officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
CHARLES R. SCHWAB*                 Chairman and Trustee        Chairman, Chief Executive Officer and Director, The
July 29, 1937                                                  Charles Schwab Corporation; Chairman
                                                               and Director, Charles Schwab & Co., Inc. and Charles
                                                               Schwab Investment Management, Inc.; Chairman and
                                                               Director, The Charles Schwab Trust Company; Chairman
                                                               and Director (current board positions), and Chairman
                                                               (officer position) until December 1995, Mayer &
                                                               Schweitzer, Inc. (a securities brokerage subsidiary
                                                               of The Charles Schwab Corporation); Director, The
                                                               Gap, Inc. (a clothing retailer), Transamerica
                                                               Corporation (a financial services organization),
                                                               AirTouch Communications (a telecommunications
                                                               company) and Siebel Systems (a software company).

TOM  D. SEIP*                                                  Executive Vice President, The Charles Schwab
February 15, 1950                                              Corporation; Enterprise President - International
                                                               and Mutual Funds, Charles Schwab & Co., Inc.; Chief
                                                               Executive Officer, Charles Schwab Investment
                                                               Management, Inc.

DONALD F. DORWARD                  Trustee                     Executive Vice President and Managing Director,
September 23, 1931                                             Grey Advertising.  From 1990 to 1996, Mr. Dorward
                                                               was President and Chief Executive Officer, Dorward
                                                               & Associates.  Dorward and Associates is an
                                                               advertising and marketing/consulting firm.

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
ROBERT G. HOLMES                   Trustee                     Chairman, Chief Executive Officer and Director,
May 15, 1931                                                   Semloh Financial, Inc.  Semloh Financial is an
                                                               international financial services and investment
                                                               advisory firm.

DONALD R. STEPHENS                 Trustee                     Managing Partner, D.R. Stephens & Co. (investment
June 28, 1938                                                  banking). From 1985 to 1995, Mr.
                                                               Stephens was Chairman and Chief Executive Officer of
                                                               North American Trust (a real estate investment
                                                               trust). Prior to 1992, Mr. Stephens was Chairman and
                                                               Chief Executive Officer of the Bank of San
                                                               Francisco.



MICHAEL W. WILSEY                  Trustee                     Chairman, Chief Executive Officer and Director,
August 18, 1943                                                Wilsey Bennett, Inc. (truck and air transportation,
                                                               real estate investment and management, and
                                                               investments).

TAI-CHIN TUNG                      Treasurer and Principal     Vice President - Finance, Charles Schwab & Co.,
March 7, 1951                      Financial Officer           Inc.; Controller, Charles Schwab Investment
                                                               Management, Inc.  From 1994 to 1996, Ms. Tung was
                                                               Controller for Robertson Stephens Investment
                                                               Management, Inc.  From 1993 to 1994, she was Vice
                                                               President of Fund Accounting, Capital Research and
                                                               Management Co.  Prior to 1993, Ms. Tung was Senior
                                                               Vice President of the Sierra Funds and Chief
                                                               Operating Officer of Great Western Financial
                                                               Securities.

WILLIAM J. KLIPP*                  Executive Vice President,   Executive Vice President-SchwabFunds(R), Charles
December 9, 1955                   Chief Operating Officer     Schwab & Co., Inc.; President and Chief Operating
                                   and Trustee                 Officer, Charles Schwab Investment Management, Inc.
                                                               Prior to 1993, Mr. Klipp was Treasurer of Charles
                                                               Schwab & Co., Inc. and Mayer & Schweitzer, Inc.

                                   POSITION WITH
                                   -------------
NAME/DATE OF BIRTH                 THE TRUST                   PRINCIPAL OCCUPATION
------------------                 ---------                   --------------------
STEPHEN B. WARD                    Senior Vice President and   Senior Vice President and Chief Investment Officer,
April 5, 1955                      Chief Investment            Charles Schwab Investment Management, Inc.
                                   Officer

FRANCES COLE                       Secretary                   Senior Vice President, Chief Counsel, Chief
September 9, 1955                                              Compliance Officer and Assistant Corporate
                                                               Secretary, Charles Schwab Investment Management,
                                                               Inc.

DAVID H. LUI                       Assistant Secretary         Vice President and Senior Counsel - Charles Schwab
October 14, 1960                                               Investment Management, Inc.  From 1991 to 1992, he
                                                               was Assistant Secretary and Assistant Corporate
                                                               Counsel for the Franklin Group of Mutual Funds.

KAREN L. SEAMAN                    Assistant Secretary         Corporate Counsel - Charles Schwab Investment
February 27, 1968                                              Management, Inc.  From October 1994 to July 1996,
                                                               Ms. Seaman was Attorney for Franklin Resources,
                                                               Inc. Prior to 1994; Ms. Seaman was an attorney for
                                                               The Benham Group.

MATTHEW O'TOOLE                    Assistant Secretary         Corporate Counsel, Charles Schwab Investment
September 26, 1964                                             Management, Inc.  From November 1995 to April 1997,
                                                               Mr. O'Toole was Assistant General Counsel for
                                                               Chancellor LGT Asset Management, Inc.  Prior there
                                                               to, Mr. O'Toole was Senior Counsel at the U.S.
                                                               Securities and Exchange Commission in Washington,
                                                               D.C.

AMY L. MAUK                        Assistant Secretary         Corporate Counsel, Charles Schwab Investment
January 5, 1969                                                Management, Inc.  From April 1995 to March 1997,
                                                               she was a Legal Product Manager for Fidelity
                                                               Investments.


*  This Trustee is an interested person of the Trust.

Each of the above-referenced Officers and/or Trustees serves in the same capacity as described for the Trust, for Schwab Investments, The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.



                               COMPENSATION TABLE 1

                                                    Pension or             Estimated
                                                    Retirement             Annual Benefits        Total
                              Aggregate             Benefits Accrued as    upon Retirement        Compensation
Name of Person,               Compensation          Part of Fund           from the Fund          from the Fund
Position                      from the Trust        Expenses from the      Complex 2              Complex 2
--------                      --------------        Fund Complex 2         ----------             ----------
                                                    ----------------
Charles R. Schwab,            0                     N/A                     N/A                  0
Chairman and Trustee

Timothy F. McCarthy,          0                     N/A                     N/A                  0
President and Trustee

William J. Klipp,             0                     N/A                     N/A                  0
Executive Vice
President, Chief Operating
Officer and Trustee

Donald F. Dorward,            $18,800               N/A                     N/A                  $92,000
Trustee

Robert G. Holmes,             $18,800               N/A                     N/A                  $92,000
Trustee

Donald R. Stephens,           $18,800               N/A                     N/A                  $92,000
Trustee

Michael W. Wilsey,            $18,800               N/A                     N/A                  $92,000
Trustee




         1 Information contained in the table is as of the Trust's fiscal year ended October 31, 1997.



         2 "Fund Complex" comprises 31 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.


DEFERRED COMPENSATION PLAN. Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

As of the date of this SAI, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.


Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account") as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund or SchwabFunds(R) selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds and Schwab Investments.


Pursuant to the exemptive relief granted to the Trust, the Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in the Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Fund and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Fund. See "Investment Restrictions in this SAI for more information."


INVESTMENT MANAGER. The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family(R). The Investment Manager is an affiliate of Schwab; the Trust's distributor; the shareholder services; and the transfer agent. The Advisory Agreement will continue in effect until May 30, 1998 with respect to each of the Fund and thereafter will continue for one year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.



For its advisory and administrative services to the Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of such net assets over $2 billion.



The Investment Manager and Schwab have guaranteed that, through at least February 28, 1999, the total fund expenses, including the impact of expenses from its investments in underlying SchwabFunds, for the Fund will not exceed 0.84% of the Fund's average daily net assets.


Additional Information. From time to time, the Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

DISTRIBUTOR. Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Fund's shares. The Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

CUSTODIAN AND FUND ACCOUNTANT. Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, and Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222, serve as Custodian and Fund Accountant.



                       PORTFOLIO TRANSACTIONS AND TURNOVER

PORTFOLIO TRANSACTIONS. In effecting securities transactions for the Fund, the Investment Manager seeks to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager will generally select brokers and dealers for the Fund primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager will, among other things, monitor the performance of brokers effecting transactions for the Fund to determine the effect, if any, the Fund's transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Fund's investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Fund will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

In an attempt to obtain best execution for the Fund, the Investment Manager may also place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Fund to trade directly with other institutional holders on a net basis. At times, this may allow the Fund to trade larger blocks than would be possible trading through a single market maker.

When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager when providing advisory services to other investment advisory clients, including mutual funds.

In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Fund on securities exchanges, the Investment Manager [and the Sub-Adviser] will consider (if relevant) whether the compensation to be paid Schwab or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Fund as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Fund does not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction.

However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Fund does not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and (iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.

Brokerage services Schwab provides to the Fund are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Fund to use Schwab as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Schwab perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Fund, Schwab, while not permitted to perform floor brokerage (which is undertaken by members Schwab selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Fund in any transactions in which Schwab or an affiliate acts as principal.

PORTFOLIO TURNOVER. For reporting purposes, the Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Fund expects that its portfolio turnover rate will not exceed 100% in any given year.

From time to time, the Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.


                                      TAXES

It is the Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, the Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

In order to qualify as a regulated investment company, the Fund must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year
(i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses.

These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least
(a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over
(ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. The Fund intends to make sufficient distributions to shareholders to meet these requirements.

The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

INCOME TAX INFORMATION. Any dividends declared by the Fund in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared.

Dividends the Fund pays from net investment income and distributions from the Fund's net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, will generally be taxable to shareholders as ordinary income. Distributions received from the Fund designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Fund. However, if a shareholder receives a long-term capital gain distribution with respect to Fund's shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the Fund, dividend distributions the Fund designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Fund were regular corporations. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Fund.

A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

Income that the Fund receives from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign titles. It is expected that the International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code section 904 (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the Fund will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election and "pass through" to their shareholders. Also, to the extent the Fund invests in an underlying fund that elects to "pass through" foreign taxes, the Fund will not be able to "pass through" the taxes paid by the underlying fund. Each shareholder's respective pro rata share of foreign taxes the Fund pays will, therefore, be netted against their share of the Fund's gross income.

The Fund may invest in a non-U.S. corporation that could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the Fund does invest in PFICs, it may elect to treat the PFIC as a "qualified fund" or mark-to-marked its investments in PFICs annually. In either case, the Fund may be required to distribute amounts in excess of realized income and gains. To the extent that the Fund does invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the Fund's shareholders. Therefore, the payment of this tax would reduce the Fund's economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

An underlying fund may invest in non-U.S. corporations that would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the Fund's economic return.

A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Fund will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Fund and its shareholders.

The discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.


                             SHARE PRICE CALCULATION


The Fund's net asset value per share is determined each Business Day at the close of trading on the New York Stock Exchange, generally as of 4:00 p.m. Eastern time. The net asset value of the Fund is expressed in U.S. dollars by translating the Fund's assets using the mean price for the U.S. dollar as quoted by generally recognized, reliable sources. Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.


The Fund values its portfolio securities daily based on their fair value. Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Foreign securities for which the closing values are not readily available are valued at fair value as determined in good faith pursuant to the Board of Trustees' guidelines.

Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to the Trust's Board of Trustees' guidelines.

Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. In accordance with the 1940 Act, the underlying funds are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds value their portfolio securities based on the amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available. The Investment Manager assigns fair values to the Fund's other investments in good faith under Board of Trustees guidelines. The Board of Trustees regularly reviews these values.


                        HOW THE FUND REFLECTS PERFORMANCE

STANDARDIZED TOTAL RETURN. Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates.

NONSTANDARDIZED TOTAL RETURN. Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

In addition, an after-tax total return for the Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gain distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A Fund also may report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

COMPARING THE PERFORMANCE OF THE FUNDS WITH OTHER FUNDS AND INDEXES. The performance of the Fund may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indexes of investment performance, U.S. Government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available.

The Fund also may compare historical performance figures to the performance of indexes similar to its asset classes and stock asset classes, and to the performance of "blended indexes" similar to the Fund's portfolio strategies, such as those indexes named in the Fund's Prospectus under "Market Performance."

From time to time, the Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Fund. In addition, such advertisements may include comparisons of the Fund's performance against that of investment products that do not employ the Fund's policy of seeking to limit capital gains.


                      THE BENEFITS OF DIVERSIFIED INVESTING

INCREASED DIVERSIFICATION CAN LOWER RISK. To some extent, all U.S.-based investments -- stocks, bonds, mutual funds and CDs -- are affected by the same economic forces. Tax cuts, interest rate changes and the performance of the U.S. stock market can all influence U.S. investments. Adding international (or overseas) investments to a U.S.-based portfolio historically has reduced the portfolio's overall volatility. Although U.S. and international markets may be interrelated, they do not move in tandem -- so losses in one market can be offset by gains in another.

POTENTIALLY HIGHER OVERALL PERFORMANCE. During the 20 years ending December 31, 1996, international equity markets outperformed the U.S. equity market and most other U.S. securities investments -- corporate bonds, CDs and U.S. Treasuries. The returns international markets produced also have kept investors well ahead of inflation. This historical performance means that investors diversified overseas earned a higher level of return.

BROADER GROWTH OPPORTUNITIES. Investors who limit their portfolios to U.S. securities are missing these investment opportunities. According to Morgan Stanley, as of December 31, 1979, the United States made up more than half of the world's stock market, a value of over $11 trillion. As of December 31, 1996, it represented forty-five percent.


                          INDEXING AND ASSET ALLOCATION

Because the unmanaged performance of a broad-based equity index often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

An index typically tracks the performance of a group of securities selected to represent a particular market, and most often is used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and S&P 500 are two indexes designed to measure the performance of U.S. stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative and management expenses. The Fund will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Funds' performance to be higher or lower than that of an index.

The Fund is intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy, thereby facilitating their ability to participate in the long-term performance of the U.S. stock market.

The difference between a fund's total return and the total return of its benchmark index is referred to as a fund's tracking error. The Fund may report or advertise tracking error.

ASSET DIRECTOR FUNDS. As stated in the Fund's prospectus, under neutral market conditions, the Fund intends to achieve its investment objective by investing in domestic large-company, small-company and international stocks, either directly or through other SchwabFunds. The Fund intends to diversify its investments among these equity asset classes, and to follow indexing investment strategies for selecting those investments.


ACCESS TO SCHWAB'S MUTUAL FUND ONESOURCE(R) SERVICE. With Schwab's Mutual Fund OneSource Service ("OneSource"), a shareholder can invest in over 650 mutual funds from many fund companies, subject to the following. Schwab's standard transaction fee will be charged on each redemption of fund shares held for 90 days or less to discourage short-term trading. Mutual fund shares held for more than 90 days are exempt from the short-term redemption policy and may be sold without penalty. Up to 15 short-term redemptions of fund shares per calendar year are permitted. If you exceed this number, you will no longer be able to buy or sell fund shares without paying a transaction fee. As a courtesy, we will notify you in advance if your short-term redemptions are nearing the point where all of your future trades will be subject to transaction fees. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should call 800-2 435-4000, 24 hours a day.


OTHER INFORMATION. The Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies which either Fund may use. In addition, the Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex.

From time to time, the Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of that Fund's policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of each Fund. In addition, such advertisements may include comparisons of the Fund's performance against that of investment products that do not employ the Fund's policy of seeking to limit capital gains.


                               GENERAL INFORMATION

The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof);
(5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.


                        PURCHASE AND REDEMPTION OF SHARES

The Fund has set minimum initial investment requirements, as disclosed in its Prospectus. Subsequent investments of $100 or more may be made. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by Trustees, Directors.

The Fund has made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of applicable limits (as summarized below) may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund. A redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                OTHER INFORMATION

The Prospectus of the Fund and this Statement of Additional Information does not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

                                     PART C
                                OTHER INFORMATION
                              SCHWAB CAPITAL TRUST


Item 24.       Financial Statements and Exhibits.

         (a)   Financial Statements


Financial statements and financial highlights included in the Annual Report for Schwab International Index Fund(R) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the Investment Company Act of 1940 ("1940 Act"), and are incorporated herein by reference.


Financial statements and financial highlights included in the Annual Report for Schwab Small-Cap Index Fund(R) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for the Schwab Asset Director High Growth Fund, Balanced Growth Fund, and the Conservative Growth Fund for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab S&P 500 Fund for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab Analytics Fund(R) for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

Financial statements and financial highlights included in the Annual Report for Schwab OneSource(R) Portfolios for the fiscal year ended October 31, 1997, incorporated by reference into the SAI, were filed on December 23, 1997, pursuant to Rule 30d-1 under the 1940 Act, and are incorporated herein by reference.

(b)  Exhibits:

      (1)      --       Agreement and Declaration of Trust, dated May 6, 1993 is
                        incorporated by reference to Exhibit 1 to Post-Effective
                        Amendment No. 21 to Registrant's Registration on Form
                        N-1A, electronically filed on December 17, 1997.

       (2)     --       Amended and Restated Bylaws are incorporated by
                        reference to Exhibit 2 to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

       (3)     --       Inapplicable.

       (4) (a) --       Article III, Section 5, Article V, Article VI, Article
                        VIII, Section 4 and Article IX, Sections 1, 5 and 7 of the Agreement and Declaration of Trust, dated May 6,
                        1993, referenced in Exhibit 1 above, are incorporated by reference to Exhibit 1 to Post-Effective Amendment No.
                        21 to Registrant's Registration Statement on Form N-1A electronically filed on December 17, 1997.

           (b) -- Articles 9 and 11 of the Amended and Restated Bylaws are incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

       (5) (a) --       Investment Advisory and Administration Agreement between
                        Registrant and Charles Schwab Investment Management,
                        Inc. (the "Investment Manager"), dated June 15, 1994, is incorporated by reference to Exhibit 5(a) to Post-Effective Amendment No. 21 to Registrant's
                        Registration Statement on Form N-1A, electronically filed on December 17, 1997.


           (b) -- Form of Amended Schedules A and B to Investment Advisory and Administration Agreement referred to at Exhibit 5(a) are incorporated by reference to Exhibit 5(b) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on January 20, 1998.


           (c) -- Investment Sub-Advisory Agreement between Investment Manager, on behalf of the Schwab Analytics Fund(R), and Symphony Asset Management is incorporated by reference to Exhibit 5(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.


       (6) (a) --       Distribution Agreement between Registrant and Charles
                        Schwab & Co., Inc. ("Schwab"), dated July 21, 1993, is incorporated by reference to Exhibit 6(a) to Post-Effective Amendment No. 21 to Registrant's
                        Registration Statement on Form N-1A, electronically filed on December 17, 1997.


           (b) -- Form of Amended Schedule A to the Distribution Agreement referred to at Exhibit 6(a) above is incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on January 20, 1998.


       (7)     --       Inapplicable.

       (8) (a) --       Custodian Agreement between Registrant and Morgan
                        Stanley Trust Company, dated April 4, 1997, is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 18 to

                        Registrant's Registration Statement on Form N-1A, electronically filed on April 14, 1997.


           (b) -- Form of Amended Appendix 2 to Custodian Agreement referred to at Exhibit 8(a) above is incorporated by reference to Exhibit 8(a) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on January 20, 1998.


           (c) -- Amendment to Custodian Agreement referred to at Exhibit 8(a) above is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

           (d) -- Accounting Services Agreement between Registrant and Federated Services Company is incorporated by reference to Exhibit 8(b) to Post Effective Amendment No. 18 to Registrant's Registration Statement on Form N1-A, electronically filed on April 14, 1997.


           (e) -- Form of Amended Exhibit 1 to Accounting Services Agreement referred to at Exhibit 8(d) above is incorporated by reference to Exhibit 8(e) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on January 20, 1998.


           (f) -- Custodian Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PNC Bank, National Association ("PNC Bank") is incorporated by reference to Exhibit 8(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

           (g) -- Amended Schedule to the Custodian Services Agreement referred to at Exhibit 8(f) above between Registrant, on behalf of the Schwab S&P 500 Fund and PNC Bank are incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.

           (h) -- Accounting Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PFPC Inc. is incorporated by reference to Exhibit 8(d) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

           (i) -- Amended Schedule to the Accounting Services Agreement referred to at Exhibit 8(h) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated by reference to Exhibit 8(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.

           (j) -- Transfer Agency Agreement between Registrant and Schwab is incorporated by reference to Exhibit 8(j) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


           (k) -- Form of Amended Schedules A and C to the Transfer Agency Agreement referred to at Exhibit 8(j) above are incorporated by reference to Exhibit 8(k) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on January 20, 1998.


           (l) -- Shareholder Service Agreement between Registrant and Schwab, dated July 21, 1993 is incorporated by reference to Exhibit 8(l) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.


           (m) -- Form of Amended Schedules A and C to the Shareholder Service Agreement between Registrant and Schwab referred to at Exhibit 8(l) above are incorporated by reference to Exhibit 8(m) to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A, electronically filed on January 20, 1998.


       (9)     --       License Agreement between Schwab Capital Trust, on
                        behalf of Schwab S&P 500 Fund, and Standard & Poor's is incorporated by reference to Exhibit 9 to Post-Effective
                        Amendment No. 10 to Registrant's Registration Statement on Form N-1A, electronically filed on May 17, 1996.


       (10)    --       Opinion of counsel as to the legality of the securities
                        being registered is electronically filed herein as
                        Exhibit 10.



       (11)(a) --       Consent of Ropes & Gray is incorporated by reference to
                        Exhibit 11(a) to Post Effective Amendment No. 24 to
                        Registrant's Registration Statement on Form N-1A, electronically filed on February 26, 1998.



           (b) Consent of Price Waterhouse LLP is incorporated by reference to Exhibit 11(b) to Post Effective Amendment No. 24 to Registrants Registration Statement on Form N-1A electronically filed on February 26, 1998.


       (12)    --       Inapplicable.

       (13)(a) --       Purchase Agreement for the Schwab International Index
                        Fund(R), dated June 17, 1993, is incorporated by reference to Exhibit 13(a) to Post-Effective Amendment
                        No. 21 to Registrant's Registration Statement on Form
                        N-1A, electronically filed on December 17, 1997.

           (b) -- Purchase Agreement for the Schwab Small-Cap Index Fund(R), dated October 13, 1993, is incorporated by reference to Exhibit 13(b) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

           (c) -- Purchase Agreement for the Schwab Asset Director(R)- High Growth, Schwab Asset Director - Balanced Growth, and Schwab Asset Director - Conservative Growth Funds is incorporated by reference to Exhibit 13(c) to Post-Effective Amendment No. 6 to registrant's Registration Statement on Form N-1A, electronically filed on December 15, 1996.

           (d) -- Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(R) is incorporated by reference to
                        Exhibit 13(d) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, electronically filed on February 27, 1996.

           (e) -- Purchase Agreement for the Schwab Analytics Fund(R) is incorporated by reference to Exhibit 13(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

           (f) -- Purchase Agreement for Schwab OneSource(R) Portfolios-International is incorporated by reference to
                        Exhibit 13(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, electronically filed on October 10, 1996.

           (g) --       Purchase Agreement for Schwab OneSource
                        Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, electronically filed on December 18, 1996.

           (h) -- Purchase Agreement for Schwab OneSource(R) Portfolios-Small Company is incorporated by reference to
                        Exhibit 13(h) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, electronically filed on December 17, 1997.

           (i) Form of Purchase Agreement for Schwab Asset Director - Aggressive Growth Fund is electronically filed herein as
                        Exhibit 13(i).

       (14)    --       Inapplicable.

       (15)    --       Inapplicable.

       (16)(a) --       Performance calculation for the Schwab International
                        Index Fund(R), is incorporated by reference to Exhibit
                        (16) to Post-Effective Amendment No. 2 to Registrant's
                        Registration Statement on Form N-1A, filed on February
                        25, 1994.

           (b) -- Performance calculation for the Schwab Small-Cap Index Fund(R), dated October 31, 1994, is incorporated by reference to Exhibit

                        16(i) to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A, filed on April 14, 1997.

           (c) -- Performance calculation for the Schwab Asset Director(R) -High Growth Fund is incorporated by reference to
                        Exhibit 16(c) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996.

           (d) -- Performance calculation for the Schwab Asset Director(R) -Balanced Growth Fund is incorporated by reference to
                        Exhibit 16(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996.

           (e) -- Performance calculation for the Schwab Asset Director(R) -Conservative Growth Fund is incorporated by reference to Exhibit 16(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996.

           (f) -- Performance calculation for the Schwab S&P 500 Fund is incorporated by reference to Exhibit 16(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on October 10, 1996.

           (g) -- Performance calculation for the Schwab Analytics Fund(R) is incorporated by reference to Exhibit 16(g) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on December 18, 1996.


           (h) -- Performance calculation for the Schwab OneSource Portfolios(R) - International is incorporated by reference to Exhibit 16(h) to Post-Effective Amendment No.18 to Registration Statement on Form N1-A, filed on April 14, 1997.


           (i) -- Performance calculation for the Schwab OneSource Portfolios - Growth Allocation is incorporated by reference to Exhibit 16(i) to Post-Effective Amendment No. 18 to Registration Statement on Form N-1A, filed on April 14, 1997.

           (j) -- Performance calculation for the Schwab OneSource Portfolios - Balanced Allocation is incorporated by reference to Exhibit 16(j) to Post-Effective Amendment No. 18 to Registration Statement on Form N1-A, filed on April 14, 1997.



       (17)(a) --       Financial Data Schedules for Schwab S&P 500 Fund is
                        electronically filed herein as exhibit 17(a).



           (b) -- Financial Data Schedules for Schwab International Index Fund is electronically filed herein as Exhibit 17(b).



           (c) -- Financial Data Schedules for Schwab Small Cap Index is electronically filed herein as Exhibit 17(c).

           (d) -- Financial Data Schedules for Schwab Asset Director - High Growth Fund is filed electronically herein as
                        Exhibit 17(d).



           (e) -- Financial Data Schedules for Schwab Asset Director - Balanced Growth Fund is filed electronically herein as
                        Exhibit 17(e).



           (f) -- Financial Data Schedules for Schwab Asset Director - Conservative Growth Fund is filed electronically herein as Exhibit 17(f).



           (g) --       Financial Data Schedules for Schwab OneSource Portfolios
                        - International is filed electronically herein as
                        Exhibit 17(g).



           (h) --       Financial Data Schedules for Schwab OneSource Portfolios
                        - Growth Allocation is filed electronically herein as
                        Exhibit 17(h).



           (i) --       Financial Data Schedules for Schwab OneSource Portfolios
                        - Balanced Allocation is filed electronically herein as
                        Exhibit 17(i).



           (j) --       Financial Data Schedules for Schwab OneSource Portfolios
                        - Small Company is filed electronically herein as
                        Exhibit 17(j).


           (k) -- Financial Data Schedule for Schwab Analytics(R) Fund is electonically filed herein as Exhibit 17(k).

       (18)(a) --       Amended and Restated Multiple Class Plan, dated April
                        10, 1997, for Schwab International Index Fund, Schwab
                        Small-Cap Index Fund and Schwab S&P 500 Fund is incorporated by reference to Post Effective Amendment 18 to Registrant's Registration Statement on Form N1-A, electronically filed on April 14, 1997.


Item 25.   Persons Controlled by or under Common Control with Registrant.

       The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 26.   Number of Holders of Registrant's Securities.



       As of February 13, 1998, the number of record holders of shares of beneficial interest for the series of Registrant was:



------------------------------------------------------------------ ------------------------------------------
Name of Fund/Class                                                 Number of Record Holders
------------------------------------------------------------------ ------------------------------------------
Schwab International Index Fund - Investor Shares(R)               1    (for the benefit of 30,582 accounts)
Schwab International Index Fund - Select Shares(R)                 1    (for the benefit of 1,194 accounts)
Schwab Small-Cap Index Fund(R)                                     1    (for the benefit of 40,129 accounts)
Schwab Small-Cap Index Fund - Select Shares                        1    (for the benefit of 1,359 accounts)
----------------------------------------------------------- ---- --------------------------------------------


------------------------------------------------------------------ ------------------------------------------
Name of Fund/Class                                                 Number of Record Holders
------------------------------------------------------------------ ------------------------------------------
Schwab Asset Director(R)-High Growth Fund                          1    (for the benefit of 19,899 accounts)
Schwab Asset Director(R)-Balanced Growth Fund                      1    (for the benefit of 11,929 accounts)
Schwab Asset Director(R)-Conservative Growth Fund                  1    (for the benefit of 3,019 accounts)
Schwab S&P 500 Fund-Investor Shares                                1    (for the benefit of 109,307 accounts)
Schwab S&P 500 Fund-Select Shares(TM)                              1    (for the benefit of 8,533 accounts)
Schwab S&P 500 Fund-e.Shares(TM)                                   1    (for the benefit of 7,515 accounts)
Schwab Analytics Fund(TM)                                          1    (for the benefit of 19,373 accounts)
Schwab OneSource Portfolios-International                          1    (for the benefit of 10,988 accounts)
Schwab OneSource Portfolios-Growth Allocation                      1    (for the benefit of 15,969 accounts)
Schwab OneSource Portfolios-Balanced Allocation                    1    (for the benefit of 7,375 accounts)
----------------------------------------------------------- ---- --------------------------------------------



Item 27.   Indemnification.

       Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit
(1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.         Business and Other Connections of Investment Manager.

                 (a) Information pertaining to business and other connections of Registrant's Investment Manager is hereby incorporated by reference to the section of the Prospectuses captioned "Management of the Fund(s)" and to the section of the Statement of Additional Information captioned "Management of the Trust."
                 Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to the Schwab Family of Funds, also serves as the Investment Manager to Schwab Investments and Schwab Annuity Portfolios, each an open-end management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, Schwab Fund Family, Schwab Capital Trust, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

                 (b) The business, profession, vocation or employment of a substantial nature in which each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------
Karen W. Chang                 Charles Schwab & Co., Inc.                        Enterprise President

John P. Coghlan                Charles Schwab & Co., Inc.                        Enterprise President

                               The Charles Schwab Corporation                    Executive Vice President

                               The Charles Schwab Trust Company                  President, Chief Executive
                                                                                 Officer and Director

                               Schwab Retirement Plan Services, Inc.             Director

Frances Cole,                  Charles Schwab Investment Management, Inc.        Senior Vice President, Chief
Secretary                                                                        Counsel, Chief Compliance Officer
                                                                                 and Assistant Corporate Secretary

Linnet F. Deily                Charles Schwab & Co., Inc.                        Enterprise President

Christopher V. Dodds           Charles Schwab & Co., Inc.                        Controller and Senior Vice
                                                                                 President

                               The Charles Schwab Corporation                    Treasurer and Senior Vice
                                                                                 President

                               Mayer & Schweitzer, Inc.                          Treasurer

Carrie Dwyer                   Charles Schwab & Co., Inc.                        Executive Vice President

Wayne W. Fields                Charles Schwab & Co., Inc.                        Executive Vice President
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------

Lon Gorman                     Charles Schwab & Co., Inc.                        Enterprise President

James M. Hackley               Charles Schwab & Co., Inc.                        Executive Vice President

Cynthia K. Holbrook            The Charles Schwab Corporation                    Assistant Corporate Secretary

                               Charles Schwab  & Co., Inc.                       Assistant Corporate Secretary

                               Charles Schwab Investment Management, Inc.        Corporate Secretary

                               The Charles Schwab Trust Company                  Assistant Corporate Secretary

                               Mayer & Schweitzer                                Secretary

Colleen M. Hummer              Charles Schwab & Co., Inc.                        Senior Vice President

William J. Klipp,              Charles Schwab & Co., Inc.                        Executive Vice President
Trustee, Executive Vice
President and Chief
Operating Officer

                               Charles Schwab Investment Management, Inc.        President and Chief Operating
                                                                                 Officer

Daniel O. Leemon               The Charles Schwab Corporation                    Executive Vice President

                               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                 Chief Strategy Officer

Dawn G. Lepore                 Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                 Chief Information Officer

                               The Charles Schwab Corporation                    Executive Vice President and
                                                                                 Chief Information Officer

David H. Lui,                  Charles Schwab Investment Management, Inc.        Vice President and Senior Counsel
Assistant Secretary

Susanne D. Lyons               Charles Schwab & Co., Inc.                        Enterprise President

Amy L. Mauk                    Charles Schwab Investment Management, Inc.        Corporate Counsel
Assistant Secretary
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------

Timothy F. McCarthy            Charles Schwab & Co., Inc.                        President and Chief Operating
                                                                                 Officer

                               The Charles Schwab Corporation                    Executive Vice President

                               Jardine Fleming Unit Trusts Ltd.                  Chief Executive Officer until
                                                                                 October 1995

                               Mayer & Schweitzer, Inc.                          Director

Peter J. McIntosh              Charles Schwab & Co., Inc.                        Executive Vice President

Matthew M. O'Toole,            Charles Schwab Investment Management, Inc.        Corporate Counsel
Assistant Secretary

David S. Pottruck              Charles Schwab & Co., Inc.                        Chief Executive Officer and
                                                                                 Director

                               The Charles Schwab Corporation                    President, Co-Chief Executive
                                                                                 Officer, Chief Operating Officer
                                                                                 and Director

                               Schwab Holdings, Inc.                             Director

                               Schwab Retirement Plan Services, Inc.             Director

                               Charles Schwab Limited                            Director

                               Charles Schwab Investment Management, Inc.        Director

                               Mayer & Schweitzer, Inc.                          Director

                               Performance Technologies, Inc.                    Director

                               Schwab (SIS) Holdings, Inc. I                     President, Chief Operating
                                                                                 Officer and Director

                               Schwab International Holdings, Inc.               President, Chief Operating
                                                                                 Officer and Director

Ronald W. Readmond             Charles Schwab & Co., Inc.                        Vice Chairman and Director until
                                                                                 January 1996; Senior Executive
                                                                                 Vice President and Chief
                                                                                 Operating Officer until January
                                                                                 1995
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------
                               The Charles Schwab Corporation                    Executive Vice President until
                                                                                 January 1996; Senior Executive
                                                                                 Vice President until January 1995

                               Mayer & Schweitzer, Inc.                          Director until January 1996

Gideon Sasson                  Charles Schwab & Co., Inc.                        Enterprise President

Beth Sawi                      The Charles Schwab Corporation                    Executive Vice President

                               Charles Schwab & Co., Inc.                        Executive Vice President until
                                                                                 December 1997
Steven L. Scheid               Charles Schwab & Co., Inc.                        Executive Vice President, Chief
                                                                                 Financial Officer and Director

                               The Charles Schwab Corporation                    Executive Vice President and
                                                                                 Chief Financial Officer

                               Schwab Holdings, Inc.                             Executive Vice President, Chief
                                                                                 Financial Officer and Director

                               Charles Schwab Investment Management, Inc.        Chief Financial Officer and
                                                                                 Director

                               The Charles Schwab Trust Company                  Chief Financial Officer and
                                                                                 Director

                               Charles Schwab Limited                            Finance Officer and Director

                               Schwab Retirement Plan Services, Inc.             Director

                               Performance Technologies, Inc.                    Director

                               Mayer & Schweitzer, Inc.                          Director

                               Schwab (SIS) Holdings, Inc. I                     Chief Financial Officer and
                                                                                 Director

                               Schwab International Holdings, Inc.               Chief Financial Officer and
                                                                                 Director

Charles R. Schwab,             Charles Schwab & Co., Inc.                        Chairman and Director
Chairman and Trustee
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------
                               The Charles Schwab Corporation                    Chairman, Co-Chief Executive
                                                                                 Officer and Director

                               Schwab Holdings, Inc.                             Chairman, Chief Executive Officer
                                                                                 and  Director

                               Charles Schwab Investment Management, Inc.        Chairman and Director

                               The Charles Schwab Trust Company                  Chairman and Director

                               Mayer & Schweitzer, Inc.                          Chairman and Director

                               Schwab Retirement Plan Services, Inc.             Chairman and Director

                               Charles Schwab Limited                            Chairman, Chief Executive Officer
                                                                                 and Director

                               Performance Technologies, Inc.                    Chairman and Director

                               TrustMark, Inc.                                   Chairman and Director

                               Schwab (SIS) Holdings, Inc. I                     Chairman, Chief Executive Officer
                                                                                 and Director

                               Schwab International Holdings, Inc.               Chairman, Chief Executive Officer
                                                                                 and Director

                               The Gap, Inc.                                     Director

                               Transamerica Corporation                          Director

                               AirTouch Communications                           Director

                               Siebel Systems                                    Director

Karen L. Seaman,               Charles Schwab Investment Management, Inc.        Corporate Counsel
Assistant Secretary

Tom D. Seip                    Charles Schwab & Co., Inc.                        Enterprise President

                               The Charles Schwab Corporation                    Executive Vice President

                               Charles Schwab Investment Management, Inc.        Chief Executive Officer

Leonard Short                  Charles Schwab & Co., Inc.                        Executive Vice President
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------
Lawrence J. Stupski            Charles Schwab & Co., Inc.                        Director until February 1995;
                                                                                 Vice Chairman until August 1994

                               The Charles Schwab Corporation                    Vice Chairman and Director; Chief
                                                                                 Operating Officer until March 1994

                               Mayer & Schweitzer, Inc.                          Director until February 1995

                               The Charles Schwab Trust Company                  Director until December 1996

Mary B. Templeton              Charles Schwab Investment Management, Inc.        Assistant Corporate Secretary
                                                                                 until September 1997

                               The Charles Schwab Corporation                    Senior Vice President, General
                                                                                 Counsel and Corporate Secretary
                                                                                 until September 1997

                               Charles Schwab  & Co., Inc.                       Senior Vice President, General
                                                                                 Counsel and Corporate Secretary
                                                                                 until September 1997

                               Mayer & Schweitzer                                Assistant Corporate Secretary
                                                                                 until September 1997

                               The Charles Schwab Trust Company                  Assistant Corporate Secretary
                                                                                 until February 1996 until
                                                                                 September 1997

Tai-Chin Tung,                 Charles Schwab & Co., Inc.                        Vice President
Treasurer and Principal
Financial Officer

                               Charles Schwab Investment Management, Inc.        Controller

                               Robertson Stephens Investment Management, Inc.    Controller until 1996

Luis E. Valencia               Charles Schwab & Co., Inc.                        Executive Vice President and
                                                                                 Chief Administrative Officer
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
       Name and Position
        with Registrant           Name of Company                               Capacity
---------------------------------------------------------------------------------------------------------------
                               The Charles Schwab Corporation                    Executive Vice President and
                                                                                 Chief Administrative Officer

                               Commercial Credit Corporation                     Managing Director until February
                                                                                 1994

Stephen B. Ward,               Charles Schwab Investment Management, Inc.        Senior Vice President and Chief
Senior Vice President and                                                        Investment Officer
Chief Investment Officer
--------------------------------------------------------------------------------------------------------------------

(c) The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

           Name                 Name of Company                               Capacity
-----------------------------------------------------------------------------------------------------------------
Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until 1994


Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief Compliance
                                                                       Officer

                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development

                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994

Item 29.   Principal Underwriter.

     (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

     (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

     (c) Not applicable.

Item 30.   Location of Accounts and Records.

     All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(R) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodian and fund accountants, Morgan Stanley Trust Company, 1 Pierrepont Plaza, Brooklyn, New York 11201, and Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222; Registrant's former custodians and fund accountants, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180 and PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (ledgers, receipts, and brokerage orders); or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005 (minute books, bylaws, and declaration of trust).


Item 31.   Management Services.

     Not applicable.


Item 32.   Undertakings.

     (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

     (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 25 to Registrant's Registration Statement on form N1-A pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post Effective Amendment No. 25 to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Washington, District of Columbia on this 7th day of April, 1998.


                                                     SCHWAB CAPITAL TRUST
                                                     Registrant

                                                     Charles R. Schwab*
                                                     --------------------------
                                                     Charles R. Schwab, Chairman

         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 7th day of April, 1998.

Signature                              Title

Charles R. Schwab*                     Chairman and Trustee
-------------------
Charles R. Schwab

Tom D. Seip*                           President and Trustee
-------------------
Tom D. Seip

William J. Klipp*                      Executive Vice President, Trustee and
-------------------
William J. Klipp                       Chief Operating Officer

Donald F. Dorward*                     Trustee
-------------------
Donald F. Dorward

Robert G. Holmes*                      Trustee
-------------------
Robert G. Holmes

Donald R. Stephens*                    Trustee
-------------------
Donald R. Stephens

Michael W. Wilsey*                     Trustee
-------------------
Michael W. Wilsey

Tai-Chin Tung*                         Treasurer and Principal Financial Officer
-------------------
Tai-Chin Tung

*By:    /s/ Alan G. Priest
        -------------------
        Alan G. Priest, Attorney-in-Fact pursuant to Powers of Attorney previously filed.

                                  EXHIBIT INDEX


EXH. NO.      DOCUMENT
--------      --------
10            Opinion of Counsel is electronically filed herein as Exhibit 10.

13(i) Form of Purchase agreement for Schwab Asset Director - Aggressive Growth Fund is electronically filed herein as Exhibit 13(i).

17(a) Financial Data Schedules for Schwab S&P 500 Fund is filed electronically herein as Exhibit 17(d).

17(b) Financial Data Schedules for Schwab International Index Fund is filed electronically herein as Exhibit 17(d).

17(c) Financial Data Schedules for Schwab Small Cap Index Fund is filed electronically herein as Exhibit 17(d).

17(d) Financial Data Schedules for Schwab Asset Director - High Growth Fund is filed electronically herein as Exhibit 17(d).

17(e) Financial Data Schedules for Schwab Asset Director - Balanced Growth Fund is filed electronically herein as Exhibit 17(e).

17(f) Financial Data Schedules for Schwab Asset Director - Conservative Growth Fund is filed electronically herein as Exhibit 17(f).

17(g) Financial Data Schedules for Schwab OneSource Portfolios - International is filed electronically herein as Exhibit 17(g).

17(h) Financial Data Schedules for Schwab OneSource Portfolios - Growth Allocation is filed electronically herein as Exhibit 17(h).

17(i) Financial Data Schedules for Schwab OneSource Portfolios - Balanced Allocation is filed electronically herein as Exhibit 17(i).

17(j) Financial Data Schedules for Schwab OneSource Portfolios - Small Company is filed electronically herein as Exhibit 17(j).

17(k) Financial Data Schedules for Schwab Analytics(R) Fund is filed electronically herein as Exhibit 17(k).